Trade Accounts and Other Payables - 20F	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Trade Accounts and Other Payables [Abstract]
Trade Accounts and Other Payables
8.	Trade Accounts and Other Payables:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2016	December 31, 2015
Creditors	4,636	5,710
Insurances	108	162
Other	33	107
Total	4,777	5,979

9.	Trade Accounts and Other Payables:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014
Creditors	5,710	184
Insurances	162	3
Other	107	77
Total	5,979	264